Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable, Net
7 .	ACCOUNTS RECEIVABLE, NET
Accounts receivable and the related bad debt provision as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Trade Receivable	97,902	32,852
Less: bad debt provision	(63,173)	(3,713)

Total Accounts receivable, net	34,729	29,139

Movement of bad debt provision for accounts receivable is as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of year	(10,397)	(62,087)	(63,173)
Provisions for doubtful accounts	(53,312)	(7,504)	5,213
Write-off	1,622	6,418	54,247

Balance at end of year	(62,087)	(63,173)	(3,713)

In the years ended December 31, 2019, 2020 and 2021, the Group recorded RMB53 million, RMB8 million and a reversal of RMB5 million of allowance for doubtful accounts, respectively, including a one-off
bad debt provision of RMB40
million for a value added service customer made in 2019 and written off in 2021, due to the payment dispute caused by the customer’s change of management. The Group performs ongoing credit evaluation of its customers, and assesses allowance for doubtful accounts based on the aging of receivables and factors surrounding the credit risk of specific customers.